[LETTERHEAD OF KIRKLAND & ELLIS, LLP]

April 11, 2008

VIA EDGAR SUBMISSION
AND OVERNIGHT DELIVERY

Office of Merges & Acquisitions
Division of Corporate Finance
100 F. Street, N.E.
U.S. Securities and Exchange Commission
Washington, D.C. 20549-3628

Attention:	Ms. Peggy Kim
Attorney -Adviser

Re:	Furniture Brands International, Inc.
Preliminary Proxy Statement on Schedule 14A
Filed April 7, 2008 by SCSF Equities, LLC
File No. 001-00091

Ladies and Gentlemen:

SCSF Equities, LLC and certain of its affiliates (collectively “SCSF”) has today filed with the Securities and Exchange Commission (the “Commission”), pursuant to the requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Regulation 14A thereunder, an Amendment No. 1 (the “Amendment”) to their Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) originally filed with the Commission on April 3, 2008, and re-filed on April 7, 2008, relating to the solicitation of proxies with respect to the securities of Furniture Brands International, Inc., a Delaware corporation (“FBN” or the “Company”).

On behalf of SCSF, we are writing to respond to the comments raised in your letter to us on behalf of the staff of Division of Corporation Finance of the Commission (the “Staff”) dated April 10, 2008.  The responses below correspond to the captions and numbers of those comments in your letter (which are reproduced below in italics).  For your convenience, we are sending you via overnight mail copies of the Amendment (both unmarked and marked to show changes) and this response letter.  Capitalized terms used in this letter but not otherwise defined have the meanings assigned to them in the Proxy Statement.  We would be happy to discuss any of our responses with member of the Staff if you have any questions.

General

Comment

1.              We remind you to file, on the date of first use, any written communications that may be reasonably viewed as soliciting material. See Rule 14a-12. For example, you have not filed using the EDGAR header tag “DFAN14A” the press release dated April 3, 2008, which was filed as an exhibit to the Schedule 13D/A on April 3, 2008. The press release and any other written communications should be filed immediately in accordance with Rule 14a-12(b) as additional soliciting materials. In addition, any future written soliciting material, including any emails, postings to your website, and scripts to be used in soliciting proxies over the telephone, should comply fully with the disclosure and filing requirements of Rule 14a-12 and must be filed under the cover of Schedule 14A.

Response

                We appreciate the Staff’s comment and have today filed the press release, which as the Staff noted was filed as an exhibit to a Schedule 13D/A on the date it was issued, using the EDGAR header tag “DFAN14A”.  We assure the Staff that all future written communications will be filed in accordance with Rule 14a-12(b) and will comply with the disclosure and filing requirements of Rule 14a-12 and be filed under the cover of Schedule 14A.

Comment

2.              Each statement or assertion of opinion or belief made in your proxy statement and/or your additional soliciting material must be characterized as such and be supported by a reasonable basis that is self-evident, disclosed in the proxy materials, or provided to the staff on a supplemental basis. For example, in the recent press release, we note the following factual assertions that should be specifically supported or deleted:

•                  “. . . we are extremely concerned about Furniture Brands’ continued poor financial performance and do not believe the current Board is acting in the best interests of shareholders.”

•                  “Furniture Brands... have clearly failed to recover margins and shareholder value.”

•                  “. . . instead of current directors who are content to maintain the status quo that has led to worsening results over many years.”

While we recognize many of the statements in the proxy statement are already in compliance with this comment, please revise the proxy statement and any future additional soliciting materials to the extent necessary and provide supplemental support where appropriate for any non-conforming statements.

Response

                We again appreciate the Staff’s comment.  While we believe that all statements or assertions of opinion or belief made in the Proxy Statement were characterized as such and are supported by a reasonable basis that is self-evident or disclosed in the proxy materials.  We have, however, revised the disclosure in the Amendment in an effort to more clearly identify the basis for certain assertions of opinion or belief.   All future additional soliciting materials will conform to the foregoing requirements and, if necessary, we will provide appropriate supplemental support to the Staff.

Comment

3.              Please fill in the blanks throughout the proxy statement.

Response

                In response to the Staff’s comment, all of the blanks in the Proxy Statement, other than references to dates or amounts that are tied to the filing of a definitive Proxy Statement, have been completed in the Amendment.

Comment

4.              We note that on page 12 you state that the SCSF nominees are participants in the solicitation of proxies. Please confirm that each of these nominees will be identified in future filings as a person making the filing under cover of Schedule 14A. Refer to Instruction 3 to Item 4 of Schedule 14A.

Response

                In response to the Staff’s comment, we have revised the cover page of the Amendment to include each of the SCSF Nominees, and each of the SCSF Nominees will be identified in future filings as a person making the filing under cover of Schedule 14A.

Comment

5.              Please advise us as to whether the participants have any present intention to implement a change of control transaction. We note that Sun Capital has discussed acquiring Furniture Brands and SCSF proposes to repeal Furniture Brands bylaws. Please also provide a discussion of your anticipated recourse if the proxy solicitation is unsuccessful.

Response

                None of the Participants has any present intention to implement a change of control transaction, and neither SCSF nor any of its affiliates has any present intention to make another offer to acquire Furniture Brands, regardless of the outcome of the proxy solicitation.  It is SCSF’s expectation, based on its personal knowledge of the nominees and the nominees’ extensive business and corporate governance experience, that the SCSF Nominees will, if elected to the Board, work with the remaining incumbent directors to effect positive change at FBN.  Based on SCSF’s discussions with the SCSF nominees, SCSF expects that this change will include an independent review by the newly composed Board of the strategic alternatives available to the Company, which review could include a review of all acquisition proposals that FBN has received in the last year and other possible business combination and other change of control or strategic transactions involving FBN, in each case in order to better understand the strategic alternatives available to FBN.  In the event that the Board undertakes such a review and decides to pursue any such transaction, SCSF will at that time determine whether or not to participate in the process that the Board establishes.

                We note that, in any event and as set forth in the Proxy Statement, even if all of the SCSF Nominees are elected, they will not constitute a majority of the Board and, accordingly, will not be able to compel the Company to participate in any change of control or other transaction.

                In the event that the proxy solicitation is unsuccessful, SCSF does not presently anticipate seeking any recourse.  As stated in SCSF’s Schedule 13D (as amended), the shares of Common Stock were acquired as part of the proprietary trading strategy of SCSF and SCSF intends to optimize the value of its investments.  Regardless of whether or not the proxy solicitation is successful, consistent with its past practice, SCSF will continue to review FBN’s business affairs, financial position, governance, management, capital structure, future plans and contractual rights and obligations and SCSF will consider all options available to it with respect to its investment at that time.  Depending upon the outcome of that review, SCSF will take such action as it deems appropriate, which may include, without limitation, acquiring or disposing of shares of Common Stock, seeking a negotiated transaction involving FBN and SCSF and/or a third party, engaging in hedging or other similar transactions, seeking to meet with management of the Company in order to discuss the Company’s performance and prospects, or taking no action whatsoever.

Proposal One—Election of Directors. page 3
Reasons to Vote for the SCSF Nominees. page 3

Comment

6.              We note that you believe the SCSF nominees will consider strategic alternatives that may lead to a sale of Furniture Brands. Please revise to clarify that your board nominees’ plans could change subject to their fiduciary duty to stockholders if elected. Please also revise to disclose any specific plans for the sale of Furniture Brands.

Response

                In response to the comment set forth above, we have revised the disclosure in the Amendment.

Proposal 2—Repeal of Certain Amendments to By-Laws, page 7

Comment

7.              We note that you state that you are not currently aware of any specific bylaw provisions that would be repealed by the adoption of this proposal 2. Please revise to describe the reasons for and the general effect, including any anti-takeover effect, of the proposal. Refer to Item 19 of Schedule 14A.

Response

In response to the comment set forth above, we have revised the disclosure in the Amendment to discuss the purpose and general effect of the proposal, based on the information available to us at this time.

Voting Procedures. page 9

Comment

8.              Please tell us how you will ensure compliance with Rule 14a-3(a) when furnishing proxy cards to shareholders requesting cards at the meeting.

Response

            It is not SCSF’s intent to furnish proxy cards to shareholders requesting cards at the meeting.  We would expect that any shareholder attending the meeting would vote in person, which would have the effect of causing any proxy given in connection with the proxy solicitation to be withdrawn.  However, should any shareholder request a proxy card at the meeting, SCSF will also deliver to such shareholder a copy of its definitive proxy statement as filed with the Commission.

Solicitation of Proxies. page 11

Comment

9.              We note that you may employ various methods to solicit proxies, including the Internet. Please also tell us whether you plan to solicit via internet chat rooms, and if so, tell us which websites you plan to utilize. Please confirm that you will not include a form of proxy card on any internet web site until you have filed a definitive proxy statement.

Response

            Except as set forth in the following sentence, none of the Participants presently has any intention of soliciting proxies via the Internet, including via any Internet chat rooms.  The SC Group Entities may establish a website (tentatively at the following URL:  www.FBNValue.com) on which it will post items that have been filed with and, if required, cleared by, the Commission, but it will not create any such site until after it has a definitive proxy on file with the Commission at the earliest.  This website, if activated, will not contain any material that has not previously been filed with the Commission and will not have a chat room or comparable feature.  We hereby confirm that none of the Participants will provide access to a form of proxy card through any Internet site prior to the time at which a definitive proxy statement has been filed with the Commission.

Participants in the Solicitation, page 12

Comment

10.       We note that you refer to the SC Group Entities and SCSF Nominees. Please revise to list each of the participants and include all of the information required by Item 5(b)(1) for each participant. For example, please revise to include the information required by Item 5(b)(1)(ii), (iii), (iv), (v), and (vi) of Schedule 14A.

Response

            In response to the comment set forth above, we have revised the disclosure contained in the Amendment to provide the information required by item 5(b)(1) for each Participant.

Additional Information, page 13

Comment

11.       Please revise to reflect your undertaking to mail the proxy statement upon request.

Response

            In response to the comment set forth above, we have revised the disclosure in the Amendment to reflect that the Proxy Statement will be provide upon request.

Form of Proxy

Comment

12.       We note the disclosure relating to how an executed vote will be voted if no specification is provided and how the shares will be voted where the proxy confers discretionary authority. Please revise to place this language in bold-face type, as required by Rule 14a-4(b)(1).

Response

                In response to the comment set forth above, we have revised the disclosure in the form of proxy included in the Amendment to place the language in question in bold-face type.

We note the Staff’s closing comments requesting a statement from each Participant and filing person containing certain acknowledgements.  That statement will be provided to the Commission on Monday, April 14, 2008.

Please do not hesitate to contact either Thomas Christopher (telephone - (212) 446-4790; email - tchristopher@kirkland.com; facsimile - (212) 446-4900) and/or the undersigned (telephone - (212) 446-4825; email - jsymons@kirkland.com; facsimile - (212) 446-4900) with any questions or comments you may have regarding this submission.

Sincerely,

/s/ Jeffrey D. Symons
Jeffrey D. Symons

cc:  T. Christopher, Kirkland & Ellis LLP